Fair value measurements (Details 1) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Information about changes of Level 3
Balance at beginning of year	$ (27,470)	¥ (2,280,000)	¥ 919,000	¥ 3,015,000
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset and Liabilities Gains or Losses	2,639	219,000	1,543,000	355,000
Included in earnings	73	6,000	1,605,000	349,000
Included in other comprehensive income (loss)	2,566	213,000	(62,000)	6,000
Purchases, issuances and settlements	14,482	1,202,000	(4,742,000)	(2,451,000)
Balance at end of year	(10,349)	(859,000)	(2,280,000)	919,000
Fair Value Measurements (Textuals) [Abstract]
Unrealized losses on classified in Level 3 assets recognized	73	6,000	1,605,000	678,000
Impairment loss on long-lived assets	$ 61,952	¥ 5,142,000	¥ 3,332,000	¥ 16,414,000